Form N-PX

             Annual Report of Proxy Voting Record of

		         The Ehrenkrantz Trust

               Investment Company Act File No: 811-04938

                           Registrant
                        The Ehrenkrantz Trust
                      135 Crossways Park Drive
                        Woodbury, NY 11797

                          Agent for Service
                          Thomas Giugliano
                        135 Crossways Park Drive
                         Woodbury, NY 11797
                           888-391-1010

           Date of Reporting Period: July 1, 2005 to June 30, 2006

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                                               Management    Registrant
Proposal                       Proposed by       Voted         Voted

Bristol-Myers Squibb Co.

CUSIP: 110122108 Ticker: BMY

Annual General Meeting:   May 2, 2006

1  Elect 9 Directors           Management      For            For
2  Ratify Auditor              Management      For            For
3  Executive Compensation
   disclosure                  Shareholder     Against        Against
4  Cumulative voting           Shareholder     Against        Against
5  Recoupment                  Shareholder     Against        Against
6  Animal Treatment            Shareholder     Against        Against
7  Term Limits                 Shareholder     Against        Against


Corning, Inc.

CUSIP: 219350105 Ticker: GLW

Annual General Meeting:  April 27, 2006

1  Elect 6 Directors           Management      For            For
2  Employee Share purchase
   plan                        Management      For            For
3  Adopt variable compensation
   plan                        Management      For            For
4  Equity plan for non-employee
   directors                   Management      For            For
5  Ratify auditor-
   Pricewaterhouse             Management      For            For
6  Election of each director
   annually                    Shareholder     Against        Against

The DIRECTV Group, Inc.

CUSIP: 25459L106 Ticker: DTV

Annual General Meeting:  June 6, 2006

1  Elect 4 Directors           Management      For            For
4  Ratify auditor 06           Management      For            For



Nortel Networks Corp.

CUSIP: 656566102 Ticker: NT

NO INFORMATION RECIEVED



Schering Plough Corporation

CUSIP: 806605101 Ticker: SGP

Annual General Meeting:  May 19, 2006

1  Elect 5 Directors            Management      For             For
2  Ratify auditor
   Deloitte & Touche LLP        Management      For             For
3  Elect Directors Annually     Management      For             For
4  Directors Compensation
   Plan                         Management      For             For
5  Stock incentive plan         Management      For             For
6  Majority vote standard       Shareholder     Against         Against
7  Majority vote on greatest
   number of governance issues
   practicable                  Shareholder     Against         Against



Sirna Therapeutics, Inc.

CUSIP: 829869100 Ticker: RNAI

NO INFORMATION RECIEVED



Sun Microsystems, Inc.

CUSIP: 866810104 Ticker: SUNW

NO INFORMATION RECIEVED



Vishay Intertechnology, Inc.

CUSIP:  928298108 Ticker: FSH

Annual General Meeting: May 11, 2006

1  Elect 4 Directors             Management      For            For
2  Ratify auditor 05
   Ernst & Young LLP             Management      For            For
3  Amend, number of directors
   to be determined by Board     Management      For            For
4  Amend Fourth article          Management      For            For
5  Retain investment banker      Shareholder     Against        For



Young Broadcasting Inc

CUSIP:  987434107

Annual General Meeting:  May 02, 2006

1  Elect 8 directors             Management      For            For
2  Ratify auditors
   Ernst & Young LLP             Management      For            For
3  Sale of Company to
   highest bidder                Shareholder     Against        For


Zonagen Inc

CUSIP:  98975l108

Annual General Meeting:  May 02, 2006


1  Elect 7 directors             Management      For            For
2  Approval to change name of
   company to "Repros
   Therapeutics Inc."            Management      For            For
3  Ratify auditors               Management      For            For



Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust





By: /s/ Thomas Guigliano
        Thomas Guigliano
        President
Date:   August 29, 2006